Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (8,687,707)	$ (9,863,677)	$ (292,004)
Item not affection cash:
Accretion	70,341	219,990
Amortization	436,902	94,468	3,440
Allowance for VAT	13,859	435,301
Deferred income tax recovery	(313,048)	(105,000)
Foreign exchange	2,131,449	389,720
Gain on net monetary position	(924,340)
Impairment	2,358,674	292,538
Listing expense		1,144,167
Share-based compensation	1,913,692	3,693,799
Shares issued for services	110,395	340,000
Changes in non-cash working capital items:
Amounts receivable	(356,479)	(526,241)
Prepaid expenses and deposits	(186,290)	(7,832)	(110,723)
Other receivable	(277,682)	(14,436)
Bank indebtedness	(8,632)
Accounts payable and accrued liabilities	2,380,469	(1,262,924)	68,363
Interest payable	896,038
Deferred revenue	178,668		4,350
Due to related parties			(32,841)
Cash used in operating activities	(263,691)	(5,170,127)	(359,415)
Cash flows from investing activities
Cash received from acquisitions	18,436	1,382,859
Cash paid for acquisitions		(466,260)
Addition of property and equipment	(8,436,633)	(2,887,196)	(244,708)
Cash used in investing activities	(8,418,197)	(1,970,597)	(244,708)
Cash flows from financing activities
Shares issued for cash, net	30,000	3,367,310
Exercise of stock options and warrants	3,226,300	2,686,000
Subscriptions received		170,000
Proceeds from convertible debts, net	1,376,914
Proceeds from bonds payable, net	888,996
Loans received	1,324,601		34,800
Repayment of loans	(156,819)
Loans from related parties	859,906	1,317,225	579,187
Repayment of advances from related parties	(534,612)	(125,450)
Promissory note received	1,728,480
Cash provided by financing activities	8,743,766	7,415,085	613,987
Change in cash	61,878	274,361	9,864
Cash, beginning	284,225	9,864
Cash, ending	346,103	284,225	9,864
Cash paid for interest	50,000	24,399
Cash paid for income taxes